Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities are as follows (in thousands):

	June 30, 2012	December 31, 2011
Taxes other than income taxes	$747	$942
Environmental liabilities	510	1,311
Interest and financing costs	230	18
Utilities	198	143
Other	337	679
Total Accrued Liabilities	$2,022	$3,093